SCHEDULE OF LOAN RECEIVABLE (Details) (Parenthetical)													1 Months Ended
	Jun. 09, 2026 USD ($)	Jun. 09, 2026 CNY (¥)	Sep. 29, 2025 USD ($)	Sep. 29, 2025 CNY (¥)	May 14, 2025 USD ($)	May 14, 2025 CNY (¥)	May 01, 2025 USD ($)	Apr. 20, 2025 USD ($)	Jan. 22, 2025 USD ($)	Jan. 22, 2025 CNY (¥)	Mar. 25, 2024 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CNY (¥)	Oct. 31, 2026 USD ($)	Oct. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Oct. 22, 2025 USD ($)	Oct. 22, 2025 CNY (¥)	Oct. 10, 2025 USD ($)	Oct. 10, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 29, 2025 CNY (¥)	Jun. 05, 2025 USD ($)	Jun. 05, 2025 CNY (¥)	May 31, 2025 USD ($)	May 31, 2025 CNY (¥)	May 29, 2025 USD ($)	May 29, 2025 CNY (¥)	May 16, 2025 USD ($)	May 16, 2025 CNY (¥)	May 14, 2025 CNY (¥)	May 01, 2025 CNY (¥)	Apr. 30, 2025	Apr. 20, 2025 CNY (¥)	Jun. 25, 2024	May 23, 2024 USD ($)	May 23, 2024 CNY (¥)	Apr. 13, 2024 USD ($)	Apr. 13, 2024 CNY (¥)	Apr. 12, 2024	Mar. 25, 2024 CNY (¥)	Jan. 01, 2024 CNY (¥)
LoansReceivableLineItems [Line Items]
Loan receivable related party																														$ 867,127	¥ 6,000,000										$ 285,413	¥ 2,000,000	$ 428,119	¥ 3,000,000
Interest, rate																					3.50%	3.50%								3.50%	3.50%										4.00%	4.00%			4.00%
Loan repaid													$ 140,736	¥ 1,000,000	$ 562,944	¥ 4,000,000
Interest accrued																			$ 243,172	¥ 1,682,606					$ 153,860	¥ 1,093,253
Loan, current																			3,767,896						3,777,909
Loan balance																			2,890,424						3,068,046
Polar Petroleum Equipment (Shandong) Co., Ltd [Member]
LoansReceivableLineItems [Line Items]
Interest accrued																			26,885	186,027					11,444	81,315
China Oil Blue Ocean [Member]
LoansReceivableLineItems [Line Items]
Loan receivable related party																					$ 621,441	¥ 4,300,000
Loan, current											$ 809,319																																			¥ 5,600,000
Sichuan TIBO Fluid Technology Co Ltd [Member]
LoansReceivableLineItems [Line Items]
Loan receivable related party																			1,098,361						1,069,596
Interest, rate								3.50%																														3.50%	3.50%	8.00%
Loan repaid									$ 86,713	¥ 600,000
Interest accrued																			53,302	368,816					33,239	236,180
Loan, current								$ 375,755																															¥ 2,600,000
Debt instrument term								6 months			13 months
Sichuan TIBO Fluid Technology Co Ltd [Member] | Forecast [Member]
LoansReceivableLineItems [Line Items]
Loan balance																	$ 722,606	¥ 5,000,000
Eni Energy [Member]
LoansReceivableLineItems [Line Items]
Interest, rate							3.50%																														3.50%
Interest accrued																			9,479	65,589					4,318	30,685
Debt instrument term							3 years
Credit facility							$ 1,445,212																											$ 289,042	¥ 2,000,000		¥ 10,000,000
Xinjiang Breslin [Member]
LoansReceivableLineItems [Line Items]
Interest, rate			3.50%		3.50%																						3.50%									3.50%
Interest accrued																			37,669	260,645					13,305	94,540
Loan, current			$ 427,783		$ 1,011,648																						¥ 2,960,000									¥ 7,000,000
Repaid			$ 427,783	¥ 2,960,000	$ 433,564	¥ 3,000,000
Xinjiang Breslin [Member] | Joseph Petroleum [Member]
LoansReceivableLineItems [Line Items]
Interest, rate			3.50%																								3.50%
Interest accrued																			762	5,274					135	959
Loan, current			$ 722,606																								¥ 5,000,000
Xinjiang Breslin [Member] | Forecast [Member]
LoansReceivableLineItems [Line Items]
Loan balance																	$ 578,085	¥ 4,000,000
ZJY Technologies [Member]
LoansReceivableLineItems [Line Items]
Interest, rate												3.50%																3.50%	3.50%																		3.50%
Loan, current																												$ 260,138	¥ 1,800,000			$ 14,452	¥ 100,000
Debt instrument term												3 years
Credit facility												$ 3,482,767																																			¥ 25,000,000
Loan principal amount																							$ 158,575	¥ 1,097,242
Sichuan TIBO [Member]
LoansReceivableLineItems [Line Items]
Loan principal amount																							118,735	821,574
PetroChina Information Technology Co Ltd [Member]
LoansReceivableLineItems [Line Items]
Loan principal amount																							$ 39,840	¥ 275,668
Beijing Youyi Natural Technology Co., Ltd. [Member]
LoansReceivableLineItems [Line Items]
Interest accrued																									$ 3,035	¥ 21,566
Beijing Youyi Natural Technology Co., Ltd. [Member] | Subsequent Event [Member]
LoansReceivableLineItems [Line Items]
Repaid	$ 121,398	¥ 840,000